Document And Entity Information	0 Months Ended
Apr. 05, 2011
Document And Entity Information
Document Type	S-1
Amendment Flag	false
Document Period End Date	Apr 5, 2011
Entity Registrant Name	ProShares Trust II
Entity Central Index Key	0001415311
Entity Filer Category	Large Accelerated Filer

Statements Of Financial Condition (USD $)	Apr. 05, 2011
Proshares Ultra DJ-UBS Natural Gas [Member]
Assets
Cash	$ 400
Offering costs (Note 4)	26,624
Total assets	27,024
Liabilities
Payable for offering costs	26,624
Total liabilities	26,624
Shareholders' equity
Shareholders' equity	400
Total liabilities and shareholders' equity	27,024
Proshares Ultra Short DJ-UBS Natural Gas [Member]
Assets
Cash	400
Offering costs (Note 4)	26,624
Total assets	27,024
Liabilities
Payable for offering costs	26,624
Total liabilities	26,624
Shareholders' equity
Shareholders' equity	400
Total liabilities and shareholders' equity	27,024
Proshares Ultra VIX Short-Term Futures ETF [Member]
Assets
Cash	400
Offering costs (Note 4)	28,764
Total assets	29,164
Liabilities
Payable for offering costs	28,764
Total liabilities	28,764
Shareholders' equity
Shareholders' equity	400
Total liabilities and shareholders' equity	29,164
Proshares Short VIX Short-Term Futures ETF [Member]
Assets
Cash	400
Offering costs (Note 4)	28,764
Total assets	29,164
Liabilities
Payable for offering costs	28,764
Total liabilities	28,764
Shareholders' equity
Shareholders' equity	400
Total liabilities and shareholders' equity	$ 29,164

Organization	0 Months Ended
Apr. 05, 2011
Proshares Ultra DJ-UBS Natural Gas [Member]
Organization	NOTE 1 – ORGANIZATION

ProShares Trust II (the "Trust") was organized as a Delaware statutory trust on October 9, 2007 and offers or expects to offer from time-to-time common units of beneficial interest (the "Shares") in each of its twenty-four series (each, a "Fund", and collectively, the "Funds"). The twenty-four separate series are: ProShares Ultra DJ-UBS Commodity, ProShares UltraShort DJ-UBS Commodity, ProShares Ultra DJ-UBS Crude Oil, ProShares UltraShort DJ-UBS Crude Oil, ProShares Ultra DJ-UBS Natural Gas, ProShares Short DJ-UBS Natural Gas, ProShares UltraShort DJ-UBS Natural Gas, ProShares Short Gold, ProShares Ultra Gold, ProShares UltraShort Gold, ProShares Ultra Silver, ProShares UltraShort Silver, ProShares Ultra Euro, ProShares UltraShort Euro, ProShares Ultra Yen ProShares UltraShort Yen, ProShares Ultra VIX Short-Term Futures ETF, ProShares VIX Short-Term Futures ETF, ProShares Short VIX Short-Term Futures ETF, ProShares UltraShort VIX Short-Term Futures ETF, ProShares Ultra VIX Mid-Term Futures ETF, ProShares VIX Mid-Term Futures ETF, ProShares Short VIX Mid-Term Futures ETF and ProShares UltraShort VIX Mid-Term Futures ETF.

Each of the following two Funds, ProShares Ultra DJ-UBS Natural Gas and ProShares UltraShort DJ-UBS Natural Gas (each a "New Natural Gas Fund", and collectively the "New Natural Gas Funds"), have Statements of Financial Conditions presented in this Prospectus and had no operations prior to April 5, 2011 other than matters relating to their organization, the registration of each series under the Securities Act of 1933, as amended, and the sale and issuance to ProShare Capital Management LLC (the "Sponsor") of ownership shares at an aggregate purchase price of $400 in each of the two New Natural Gas Funds. Offerings of Shares of the New Natural Gas Funds have not commenced as of the date of this report. The other twenty-two Funds are not the subject of this report.

ProShares Ultra DJ-UBS Natural Gas seeks daily investment results (before fees and expenses) that correspond to twice (200%) the daily performance of its corresponding benchmark. ProShares UltraShort DJ-UBS Natural Gas seeks daily investment results (before fees and expenses) that correspond to twice (200%) the inverse (opposite) of the daily performance of its corresponding benchmark. Each New Natural Gas Fund intends to obtain exposure to its corresponding index by investing in futures contracts based on the New York Mercantile Exchange (the "NYMEX") natural gas index.

The New Natural Gas Funds do not seek to achieve their stated investment objective over a period of time greater than one day because mathematical compounding prevents the New Natural Gas Funds from achieving such results. Accordingly, results over periods of time greater than one day should not be expected to be a simple multiple (+200 or -200%) of the period return of the corresponding benchmark and will likely differ significantly.

Proshares Ultra Short DJ-UBS Natural Gas [Member]
Organization	NOTE 1 – ORGANIZATION

ProShares Trust II (the "Trust") was organized as a Delaware statutory trust on October 9, 2007 and offers or expects to offer from time-to-time common units of beneficial interest (the "Shares") in each of its twenty-four series (each, a "Fund", and collectively, the "Funds"). The twenty-four separate series are: ProShares Ultra DJ-UBS Commodity, ProShares UltraShort DJ-UBS Commodity, ProShares Ultra DJ-UBS Crude Oil, ProShares UltraShort DJ-UBS Crude Oil, ProShares Ultra DJ-UBS Natural Gas, ProShares Short DJ-UBS Natural Gas, ProShares UltraShort DJ-UBS Natural Gas, ProShares Short Gold, ProShares Ultra Gold, ProShares UltraShort Gold, ProShares Ultra Silver, ProShares UltraShort Silver, ProShares Ultra Euro, ProShares UltraShort Euro, ProShares Ultra Yen ProShares UltraShort Yen, ProShares Ultra VIX Short-Term Futures ETF, ProShares VIX Short-Term Futures ETF, ProShares Short VIX Short-Term Futures ETF, ProShares UltraShort VIX Short-Term Futures ETF, ProShares Ultra VIX Mid-Term Futures ETF, ProShares VIX Mid-Term Futures ETF, ProShares Short VIX Mid-Term Futures ETF and ProShares UltraShort VIX Mid-Term Futures ETF.

Each of the following two Funds, ProShares Ultra DJ-UBS Natural Gas and ProShares UltraShort DJ-UBS Natural Gas (each a "New Natural Gas Fund", and collectively the "New Natural Gas Funds"), have Statements of Financial Conditions presented in this Prospectus and had no operations prior to April 5, 2011 other than matters relating to their organization, the registration of each series under the Securities Act of 1933, as amended, and the sale and issuance to ProShare Capital Management LLC (the "Sponsor") of ownership shares at an aggregate purchase price of $400 in each of the two New Natural Gas Funds. Offerings of Shares of the New Natural Gas Funds have not commenced as of the date of this report. The other twenty-two Funds are not the subject of this report.

ProShares Ultra DJ-UBS Natural Gas seeks daily investment results (before fees and expenses) that correspond to twice (200%) the daily performance of its corresponding benchmark. ProShares UltraShort DJ-UBS Natural Gas seeks daily investment results (before fees and expenses) that correspond to twice (200%) the inverse (opposite) of the daily performance of its corresponding benchmark. Each New Natural Gas Fund intends to obtain exposure to its corresponding index by investing in futures contracts based on the New York Mercantile Exchange (the "NYMEX") natural gas index.

The New Natural Gas Funds do not seek to achieve their stated investment objective over a period of time greater than one day because mathematical compounding prevents the New Natural Gas Funds from achieving such results. Accordingly, results over periods of time greater than one day should not be expected to be a simple multiple (+200 or -200%) of the period return of the corresponding benchmark and will likely differ significantly.

Proshares Ultra VIX Short-Term Futures ETF [Member]
Organization

NOTE 1 – ORGANIZATION

ProShares Trust II (the "Trust") was organized as a Delaware statutory trust on October 9, 2007 and offers or expects to offer from time-to-time common units of beneficial interest (the "Shares") in each of its twenty-four series (each, a "Fund", and collectively, the "Funds"). The twenty-four separate series are: ProShares Ultra DJ-UBS Commodity, ProShares UltraShort DJ-UBS Commodity, ProShares Ultra DJ-UBS Crude Oil, ProShares UltraShort DJ-UBS Crude Oil, ProShares Ultra DJ-UBS Natural Gas, ProShares Short DJ-UBS Natural Gas, ProShares UltraShort DJ-UBS Natural Gas, ProShares Short Gold, ProShares Ultra Gold, ProShares UltraShort Gold, ProShares Ultra Silver, ProShares UltraShort Silver, ProShares Ultra Euro, ProShares UltraShort Euro, ProShares Ultra Yen ProShares UltraShort Yen, ProShares Ultra VIX Short-Term Futures ETF, ProShares VIX Short-Term Futures ETF, ProShares Short VIX Short-Term Futures ETF, ProShares UltraShort VIX Short-Term Futures ETF, ProShares Ultra VIX Mid-Term Futures ETF, ProShares VIX Mid-Term Futures ETF, ProShares Short VIX Mid-Term Futures ETF and ProShares UltraShort VIX Mid-Term Futures ETF.

Each of the following six Funds, ProShares Ultra VIX Short-Term Futures ETF, ProShares Short VIX Short-Term Futures ETF, ProShares UltraShort VIX Short-Term Futures ETF, ProShares Ultra VIX Mid-Term Futures ETF, ProShares Short VIX Mid-Term Futures ETF and ProShares UltraShort VIX Mid-Term Futures ETF (each a "New VIX Fund", collectively, the "New VIX Funds"), have Statements of Financial Conditions presented in this Prospectus and had no operations prior to April 5, 2011 other than matters relating to their organization, the registration of each series under the Securities Act of 1933, as amended, and the sale and issuance to ProShare Capital Management LLC (the "Sponsor") of ownership shares at an aggregate purchase price of $400 in each of the six New VIX Funds. Offerings of Shares of those New VIX Funds have not commenced as of the date of this report. The other eighteen Funds are not the subject of this report.

Each "Ultra" New VIX Fund seeks daily investment results (before fees and expenses) that correspond to twice (200%) the daily performance of its corresponding benchmark. Each "Short" New VIX Fund seeks daily investment results (before fees and expenses) that correspond to the inverse (opposite) of the daily performance of its corresponding benchmark. Each "UltraShort" New VIX Fund seeks daily investment results (before fees and expenses) that correspond to twice (200%) the inverse (opposite) of the daily performance of its corresponding benchmark. Each New VIX Fund intends to obtain exposure to its corresponding index by investing in futures contracts based on the Chicago Board Options Exchange ("CBOE") Volatility Index (the "VIX").

The New VIX Funds do not seek to achieve their stated investment objective over a period of time greater than one day because mathematical compounding prevents the New VIX Funds from achieving such results. Accordingly, results over periods of time greater than one day should not be expected to be a simple multiple (+200, -100 or -200%) of the period return of the corresponding benchmark and will likely differ significantly.

The current benchmark for "Short-Term" New VIX Funds is the S&P 500 Short-Term Index (the "Short-Term Index") and the current benchmark for "Mid-Term" New VIX Funds is the S&P 500 Mid-Term Index (the "Mid-Term Index").

Proshares Short VIX Short-Term Futures ETF [Member]
Organization

NOTE 1 – ORGANIZATION

ProShares Trust II (the "Trust") was organized as a Delaware statutory trust on October 9, 2007 and offers or expects to offer from time-to-time common units of beneficial interest (the "Shares") in each of its twenty-four series (each, a "Fund", and collectively, the "Funds"). The twenty-four separate series are: ProShares Ultra DJ-UBS Commodity, ProShares UltraShort DJ-UBS Commodity, ProShares Ultra DJ-UBS Crude Oil, ProShares UltraShort DJ-UBS Crude Oil, ProShares Ultra DJ-UBS Natural Gas, ProShares Short DJ-UBS Natural Gas, ProShares UltraShort DJ-UBS Natural Gas, ProShares Short Gold, ProShares Ultra Gold, ProShares UltraShort Gold, ProShares Ultra Silver, ProShares UltraShort Silver, ProShares Ultra Euro, ProShares UltraShort Euro, ProShares Ultra Yen ProShares UltraShort Yen, ProShares Ultra VIX Short-Term Futures ETF, ProShares VIX Short-Term Futures ETF, ProShares Short VIX Short-Term Futures ETF, ProShares UltraShort VIX Short-Term Futures ETF, ProShares Ultra VIX Mid-Term Futures ETF, ProShares VIX Mid-Term Futures ETF, ProShares Short VIX Mid-Term Futures ETF and ProShares UltraShort VIX Mid-Term Futures ETF.

Each of the following six Funds, ProShares Ultra VIX Short-Term Futures ETF, ProShares Short VIX Short-Term Futures ETF, ProShares UltraShort VIX Short-Term Futures ETF, ProShares Ultra VIX Mid-Term Futures ETF, ProShares Short VIX Mid-Term Futures ETF and ProShares UltraShort VIX Mid-Term Futures ETF (each a "New VIX Fund", collectively, the "New VIX Funds"), have Statements of Financial Conditions presented in this Prospectus and had no operations prior to April 5, 2011 other than matters relating to their organization, the registration of each series under the Securities Act of 1933, as amended, and the sale and issuance to ProShare Capital Management LLC (the "Sponsor") of ownership shares at an aggregate purchase price of $400 in each of the six New VIX Funds. Offerings of Shares of those New VIX Funds have not commenced as of the date of this report. The other eighteen Funds are not the subject of this report.

Each "Ultra" New VIX Fund seeks daily investment results (before fees and expenses) that correspond to twice (200%) the daily performance of its corresponding benchmark. Each "Short" New VIX Fund seeks daily investment results (before fees and expenses) that correspond to the inverse (opposite) of the daily performance of its corresponding benchmark. Each "UltraShort" New VIX Fund seeks daily investment results (before fees and expenses) that correspond to twice (200%) the inverse (opposite) of the daily performance of its corresponding benchmark. Each New VIX Fund intends to obtain exposure to its corresponding index by investing in futures contracts based on the Chicago Board Options Exchange ("CBOE") Volatility Index (the "VIX").

The New VIX Funds do not seek to achieve their stated investment objective over a period of time greater than one day because mathematical compounding prevents the New VIX Funds from achieving such results. Accordingly, results over periods of time greater than one day should not be expected to be a simple multiple (+200, -100 or -200%) of the period return of the corresponding benchmark and will likely differ significantly.

The current benchmark for "Short-Term" New VIX Funds is the S&P 500 Short-Term Index (the "Short-Term Index") and the current benchmark for "Mid-Term" New VIX Funds is the S&P 500 Mid-Term Index (the "Mid-Term Index").

Significant Accounting Policies	0 Months Ended
Apr. 05, 2011
Proshares Ultra DJ-UBS Natural Gas [Member]
Significant Accounting Policies

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each New Natural Gas Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

Use of Estimates & Indemnifications

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in these financial statements. Actual results could differ from those estimates.

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust's maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.

Federal Income Tax

Each New Natural Gas Fund is registered as a series of a Delaware statutory trust and will be treated as a partnership for U.S. federal income tax purposes. Accordingly, no New Natural Gas Fund expects to incur U.S. federal income tax liability; rather, each beneficial owner of a New Natural Gas Fund's Shares will be required to take into account its allocable share of its Fund's income, gain, loss, deductions and other items for its Fund's taxable year ending with or within the beneficial owner's taxable year.

Proshares Ultra Short DJ-UBS Natural Gas [Member]
Significant Accounting Policies

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each New Natural Gas Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

Use of Estimates & Indemnifications

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in these financial statements. Actual results could differ from those estimates.

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust's maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.

Federal Income Tax

Each New Natural Gas Fund is registered as a series of a Delaware statutory trust and will be treated as a partnership for U.S. federal income tax purposes. Accordingly, no New Natural Gas Fund expects to incur U.S. federal income tax liability; rather, each beneficial owner of a New Natural Gas Fund's Shares will be required to take into account its allocable share of its Fund's income, gain, loss, deductions and other items for its Fund's taxable year ending with or within the beneficial owner's taxable year.

Proshares Ultra VIX Short-Term Futures ETF [Member]
Significant Accounting Policies

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each New VIX Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

Use of Estimates & Indemnifications

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in these financial statements. Actual results could differ from those estimates.

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust's maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.

Federal Income Tax

Each New VIX Fund is registered as a series of a Delaware statutory trust and will be treated as a partnership for U.S. federal income tax purposes. Accordingly, no New VIX Fund expects to incur U.S. federal income tax liability; rather, each beneficial owner of a New VIX Fund's Shares will be required to take into account its allocable share of its Fund's income, gain, loss, deductions and other items for its Fund's taxable year ending with or within the beneficial owner's taxable year.

Proshares Short VIX Short-Term Futures ETF [Member]
Significant Accounting Policies

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each New VIX Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

Use of Estimates & Indemnifications

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in these financial statements. Actual results could differ from those estimates.

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust's maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.

Federal Income Tax

Each New VIX Fund is registered as a series of a Delaware statutory trust and will be treated as a partnership for U.S. federal income tax purposes. Accordingly, no New VIX Fund expects to incur U.S. federal income tax liability; rather, each beneficial owner of a New VIX Fund's Shares will be required to take into account its allocable share of its Fund's income, gain, loss, deductions and other items for its Fund's taxable year ending with or within the beneficial owner's taxable year.

Agreements	0 Months Ended
Apr. 05, 2011
Proshares Ultra DJ-UBS Natural Gas [Member]
Agreements	NOTE 3 – AGREEMENTS

Management Fee

Each New Natural Gas Fund will pay the Sponsor a Management Fee, monthly in arrears, in an amount equal to 0.95% per annum of its average daily NAV of such Fund. For the first year of the New Natural Gas Funds' operations, the Sponsor will waive the Management Fee to the extent that such amounts cumulatively exceeded the offering costs incurred by the New Natural Gas Funds. The Management Fee will be paid in consideration of the Sponsor's services as commodity pool operator and commodity trading advisor, and for managing the business and affairs of the New Natural Gas Funds. From the Management Fee, the Sponsor will pay the fees and expenses of the Administrator, Custodian, Distributor, Transfer Agent and the licensors for the Commodity Index Funds (Dow Jones & Company, Inc. and UBS Securities LLC, together, "DJ-UBS"), the routine operational, administrative and other ordinary expenses of each New Natural Gas Fund, and the normal and expected expenses incurred in connection with the continuous offering of Shares of each New Natural Gas Fund after the commencement of its trading operations, including, but not limited to, expenses such as ongoing SEC registration fees not exceeding 0.021% per annum of the NAV of a New Natural Gas Fund and Financial Industry Regulatory Authority ("FINRA") filing fees. Each New Natural Gas Fund will incur and pay, its non-recurring and unusual fees and expenses. No other management fee is paid by the New Natural Gas Funds.

Brokerage Commissions and Fees

Each New Natural Gas Fund will pay its respective brokerage commissions, including applicable exchange fees, National Futures Association ("NFA") fees, give-up fees, pit brokerage fees and other transaction related fees and expenses charged in connection with trading activities for each New Natural Gas Fund's investment in U.S. Commodity Futures Trading Commission regulated investments. Brokerage commissions on futures contracts will be recognized on a half-turn basis.

The Administrator

The Sponsor and the Trust, for itself and on behalf of each New Natural Gas Fund, has appointed Brown Brothers Harriman & Co. ("BBH&Co.") as the Administrator of the New Natural Gas Funds, and the Sponsor, the Trust, on its own behalf and on behalf of each New Natural Gas Fund, and BBH&Co. have entered into an Administrative Agency Agreement (the "Administration Agreement") in connection therewith. Pursuant to the terms of the Administration Agreement and under the supervision and direction of the Sponsor and the Trust, BBH&Co. will prepare and file certain regulatory filings on behalf of the New Natural Gas Funds. BBH&Co. may also perform other services for the New Natural Gas Funds pursuant to the Administration Agreement as mutually agreed upon by the Sponsor, the Trust and BBH&Co. from time to time. Pursuant to the terms of the Administration Agreement, BBH&Co. will also serve as the Transfer Agent of the New Natural Gas Funds. The Administrator's fees will be paid on behalf of the New Natural Gas Funds by the Sponsor.

The Custodian

BBH&Co. will serve as Custodian of the New Natural Gas Funds, and the Trust, on its own behalf and on behalf of each New Natural Gas Fund, and BBH&Co. have entered into a Custodian Agreement in connection therewith. Pursuant to the terms of the Custodian Agreement, BBH&Co. will be responsible for the holding and safekeeping of assets delivered to it by the New Natural Gas Funds, and performing various administrative duties in accordance with instructions delivered to BBH&Co. by the New Natural Gas Funds. The Custodian's fees are paid on behalf of the New Natural Gas Funds by the Sponsor.

The Distributor

SEI Investments Distribution Co. ("SEI") will serve as Distributor of the Shares and will assist the Sponsor and the Administrator with certain functions and duties relating to distribution and marketing, including taking creation and redemption orders, consulting with the marketing staff of the Sponsor and its affiliates with respect to compliance with the requirements of FINRA and/or the NFA in connection with marketing efforts, and reviewing and filing of marketing materials with FINRA and/or the NFA. SEI will retain all marketing materials separately for each New Natural Gas Fund, at c/o SEI, One Freedom Valley Drive, Oaks, PA 19456. The Sponsor, on behalf of each New Natural Gas Fund, will enter into a Distribution Services Agreement with SEI.

Routine Operational, Administrative and Other Ordinary Expenses

The Sponsor will pay all of the routine operational, administrative and other ordinary expenses of each New Natural Gas Fund generally, as determined by the Sponsor including, but not limited to, fees and expenses of the Administrator, Custodian, Distributor, Transfer Agent, license, accounting and auditing fees and expenses, tax preparation expenses, non extraordinary legal fees, usual SEC registration fees, FINRA filing fees, non extraordinary individual K-1 preparation and mailing fees, and report preparation and mailing expenses.

Non-Recurring Fees and Expenses

Each New Natural Gas Fund will pay all non-recurring and unusual fees and expenses, if any, as determined by the Sponsor. Non-recurring fees and expenses are fees and expenses such as legal claims and liabilities, litigation costs or indemnification or other material expenses which are not currently anticipated obligations of the New Natural Gas Funds. Such fees and expenses are those that are non-recurring, unexpected or unusual in nature.

Proshares Ultra Short DJ-UBS Natural Gas [Member]
Agreements	NOTE 3 – AGREEMENTS

Management Fee

Each New Natural Gas Fund will pay the Sponsor a Management Fee, monthly in arrears, in an amount equal to 0.95% per annum of its average daily NAV of such Fund. For the first year of the New Natural Gas Funds' operations, the Sponsor will waive the Management Fee to the extent that such amounts cumulatively exceeded the offering costs incurred by the New Natural Gas Funds. The Management Fee will be paid in consideration of the Sponsor's services as commodity pool operator and commodity trading advisor, and for managing the business and affairs of the New Natural Gas Funds. From the Management Fee, the Sponsor will pay the fees and expenses of the Administrator, Custodian, Distributor, Transfer Agent and the licensors for the Commodity Index Funds (Dow Jones & Company, Inc. and UBS Securities LLC, together, "DJ-UBS"), the routine operational, administrative and other ordinary expenses of each New Natural Gas Fund, and the normal and expected expenses incurred in connection with the continuous offering of Shares of each New Natural Gas Fund after the commencement of its trading operations, including, but not limited to, expenses such as ongoing SEC registration fees not exceeding 0.021% per annum of the NAV of a New Natural Gas Fund and Financial Industry Regulatory Authority ("FINRA") filing fees. Each New Natural Gas Fund will incur and pay, its non-recurring and unusual fees and expenses. No other management fee is paid by the New Natural Gas Funds.

Brokerage Commissions and Fees

Each New Natural Gas Fund will pay its respective brokerage commissions, including applicable exchange fees, National Futures Association ("NFA") fees, give-up fees, pit brokerage fees and other transaction related fees and expenses charged in connection with trading activities for each New Natural Gas Fund's investment in U.S. Commodity Futures Trading Commission regulated investments. Brokerage commissions on futures contracts will be recognized on a half-turn basis.

The Administrator

The Sponsor and the Trust, for itself and on behalf of each New Natural Gas Fund, has appointed Brown Brothers Harriman & Co. ("BBH&Co.") as the Administrator of the New Natural Gas Funds, and the Sponsor, the Trust, on its own behalf and on behalf of each New Natural Gas Fund, and BBH&Co. have entered into an Administrative Agency Agreement (the "Administration Agreement") in connection therewith. Pursuant to the terms of the Administration Agreement and under the supervision and direction of the Sponsor and the Trust, BBH&Co. will prepare and file certain regulatory filings on behalf of the New Natural Gas Funds. BBH&Co. may also perform other services for the New Natural Gas Funds pursuant to the Administration Agreement as mutually agreed upon by the Sponsor, the Trust and BBH&Co. from time to time. Pursuant to the terms of the Administration Agreement, BBH&Co. will also serve as the Transfer Agent of the New Natural Gas Funds. The Administrator's fees will be paid on behalf of the New Natural Gas Funds by the Sponsor.

The Custodian

BBH&Co. will serve as Custodian of the New Natural Gas Funds, and the Trust, on its own behalf and on behalf of each New Natural Gas Fund, and BBH&Co. have entered into a Custodian Agreement in connection therewith. Pursuant to the terms of the Custodian Agreement, BBH&Co. will be responsible for the holding and safekeeping of assets delivered to it by the New Natural Gas Funds, and performing various administrative duties in accordance with instructions delivered to BBH&Co. by the New Natural Gas Funds. The Custodian's fees are paid on behalf of the New Natural Gas Funds by the Sponsor.

The Distributor

SEI Investments Distribution Co. ("SEI") will serve as Distributor of the Shares and will assist the Sponsor and the Administrator with certain functions and duties relating to distribution and marketing, including taking creation and redemption orders, consulting with the marketing staff of the Sponsor and its affiliates with respect to compliance with the requirements of FINRA and/or the NFA in connection with marketing efforts, and reviewing and filing of marketing materials with FINRA and/or the NFA. SEI will retain all marketing materials separately for each New Natural Gas Fund, at c/o SEI, One Freedom Valley Drive, Oaks, PA 19456. The Sponsor, on behalf of each New Natural Gas Fund, will enter into a Distribution Services Agreement with SEI.

Routine Operational, Administrative and Other Ordinary Expenses

The Sponsor will pay all of the routine operational, administrative and other ordinary expenses of each New Natural Gas Fund generally, as determined by the Sponsor including, but not limited to, fees and expenses of the Administrator, Custodian, Distributor, Transfer Agent, license, accounting and auditing fees and expenses, tax preparation expenses, non extraordinary legal fees, usual SEC registration fees, FINRA filing fees, non extraordinary individual K-1 preparation and mailing fees, and report preparation and mailing expenses.

Non-Recurring Fees and Expenses

Each New Natural Gas Fund will pay all non-recurring and unusual fees and expenses, if any, as determined by the Sponsor. Non-recurring fees and expenses are fees and expenses such as legal claims and liabilities, litigation costs or indemnification or other material expenses which are not currently anticipated obligations of the New Natural Gas Funds. Such fees and expenses are those that are non-recurring, unexpected or unusual in nature.

Proshares Ultra VIX Short-Term Futures ETF [Member]
Agreements

NOTE 3 – AGREEMENTS

Management Fee

Each New VIX Fund will pay the Sponsor a Management Fee, monthly in arrears, in an amount equal to 0.95% per annum of its average daily NAV of such Fund. For the first year of the New VIX Funds' operations, the Sponsor will waive the Management Fee to the extent that such amounts cumulatively exceeded the offering costs incurred by the New VIX Funds. The Management Fee will be paid in consideration of the Sponsor's services as commodity pool operator and commodity trading advisor, and for managing the business and affairs of the New VIX Funds. From the Management Fee, the Sponsor will pay the fees and expenses of the Administrator, Custodian, Distributor, Transfer Agent and the licensors for the Commodity Index Funds (Dow Jones & Company, Inc. and UBS Securities LLC, together, "DJ-UBS"), the routine operational, administrative and other ordinary expenses of each New VIX Fund, and the normal and expected expenses incurred in connection with the continuous offering of Shares of each New VIX Fund after the commencement of its trading operations, including, but not limited to, expenses such as ongoing SEC registration fees not exceeding 0.021% per annum of the NAV of a New VIX Fund and Financial Industry Regulatory Authority ("FINRA") filing fees. Each New VIX will incur and pay, its non-recurring and unusual fees and expenses. No other management fee is paid by the New VIX Funds.

Brokerage Commissions and Fees

Each New VIX Fund will pay its respective brokerage commissions, including applicable exchange fees, National Futures Association ("NFA") fees, give-up fees, pit brokerage fees and other transaction related fees and expenses charged in connection with trading activities for each New VIX Fund's investment in U.S. Commodity Futures Trading Commission regulated investments. Brokerage commissions on futures contracts will be recognized on a half-turn basis.

The Administrator

The Sponsor and the Trust, for itself and on behalf of each New VIX Fund, has appointed Brown Brothers Harriman & Co. ("BBH&Co.") as the Administrator of the New VIX Funds, and the Sponsor, the Trust, on its own behalf and on behalf of each New VIX Fund, and BBH&Co. have entered into an Administrative Agency Agreement (the "Administration Agreement") in connection therewith. Pursuant to the terms of the Administration Agreement and under the supervision and direction of the Sponsor and the Trust, BBH&Co. will prepare and file certain regulatory filings on behalf of the New VIX Funds. BBH&Co. may also perform other services for the New VIX Funds pursuant to the Administration Agreement as mutually agreed upon by the Sponsor, the Trust and BBH&Co. from time to time. Pursuant to the terms of the Administration Agreement, BBH&Co. will also serve as the Transfer Agent of the New VIX Funds. The Administrator's fees will be paid on behalf of the New VIX Funds by the Sponsor.

The Custodian

BBH&Co. will serve as Custodian of the New VIX Funds, and the Trust, on its own behalf and on behalf of each New VIX Fund, and BBH&Co. have entered into a Custodian Agreement in connection therewith. Pursuant to the terms of the Custodian Agreement, BBH&Co. will be responsible for the holding and safekeeping of assets delivered to it by the New VIX Funds, and performing various administrative duties in accordance with instructions delivered to BBH&Co. by the New VIX Funds. The Custodian's fees are paid on behalf of the New VIX Funds by the Sponsor.

The Distributor

SEI Investments Distribution Co. ("SEI") will serve as Distributor of the Shares and will assist the Sponsor and the Administrator with certain functions and duties relating to distribution and marketing, including taking creation and redemption orders, consulting with the marketing staff of the Sponsor and its affiliates with respect to compliance with the requirements of FINRA and/or the NFA in connection with marketing efforts, and reviewing and filing of marketing materials with FINRA and/or the NFA. SEI will retain all marketing materials separately for each New VIX Fund, at c/o SEI, One Freedom Valley Drive, Oaks, PA 19456. The Sponsor, on behalf of each New VIX Fund, will enter into a Distribution Services Agreement with SEI.

Routine Operational, Administrative and Other Ordinary Expenses

The Sponsor will pay all of the routine operational, administrative and other ordinary expenses of each New VIX Fund generally, as determined by the Sponsor including, but not limited to, fees and expenses of the Administrator, Custodian, Distributor, Transfer Agent, license, accounting and auditing fees and expenses, tax preparation expenses, non extraordinary legal fees, usual SEC registration fees, FINRA filing fees, non extraordinary individual K-1 preparation and mailing fees, and report preparation and mailing expenses.

Non-Recurring Fees and Expenses

Each New VIX Fund will pay all non-recurring and unusual fees and expenses, if any, as determined by the Sponsor. Non-recurring fees and expenses are fees and expenses such as legal claims and liabilities, litigation costs or indemnification or other material expenses which are not currently anticipated obligations of the New VIX Funds. Such fees and expenses are those that are non-recurring, unexpected or unusual in nature.

Proshares Short VIX Short-Term Futures ETF [Member]
Agreements

NOTE 3 – AGREEMENTS

Management Fee

Each New VIX Fund will pay the Sponsor a Management Fee, monthly in arrears, in an amount equal to 0.95% per annum of its average daily NAV of such Fund. For the first year of the New VIX Funds' operations, the Sponsor will waive the Management Fee to the extent that such amounts cumulatively exceeded the offering costs incurred by the New VIX Funds. The Management Fee will be paid in consideration of the Sponsor's services as commodity pool operator and commodity trading advisor, and for managing the business and affairs of the New VIX Funds. From the Management Fee, the Sponsor will pay the fees and expenses of the Administrator, Custodian, Distributor, Transfer Agent and the licensors for the Commodity Index Funds (Dow Jones & Company, Inc. and UBS Securities LLC, together, "DJ-UBS"), the routine operational, administrative and other ordinary expenses of each New VIX Fund, and the normal and expected expenses incurred in connection with the continuous offering of Shares of each New VIX Fund after the commencement of its trading operations, including, but not limited to, expenses such as ongoing SEC registration fees not exceeding 0.021% per annum of the NAV of a New VIX Fund and Financial Industry Regulatory Authority ("FINRA") filing fees. Each New VIX will incur and pay, its non-recurring and unusual fees and expenses. No other management fee is paid by the New VIX Funds.

Brokerage Commissions and Fees

Each New VIX Fund will pay its respective brokerage commissions, including applicable exchange fees, National Futures Association ("NFA") fees, give-up fees, pit brokerage fees and other transaction related fees and expenses charged in connection with trading activities for each New VIX Fund's investment in U.S. Commodity Futures Trading Commission regulated investments. Brokerage commissions on futures contracts will be recognized on a half-turn basis.

The Administrator

The Sponsor and the Trust, for itself and on behalf of each New VIX Fund, has appointed Brown Brothers Harriman & Co. ("BBH&Co.") as the Administrator of the New VIX Funds, and the Sponsor, the Trust, on its own behalf and on behalf of each New VIX Fund, and BBH&Co. have entered into an Administrative Agency Agreement (the "Administration Agreement") in connection therewith. Pursuant to the terms of the Administration Agreement and under the supervision and direction of the Sponsor and the Trust, BBH&Co. will prepare and file certain regulatory filings on behalf of the New VIX Funds. BBH&Co. may also perform other services for the New VIX Funds pursuant to the Administration Agreement as mutually agreed upon by the Sponsor, the Trust and BBH&Co. from time to time. Pursuant to the terms of the Administration Agreement, BBH&Co. will also serve as the Transfer Agent of the New VIX Funds. The Administrator's fees will be paid on behalf of the New VIX Funds by the Sponsor.

The Custodian

BBH&Co. will serve as Custodian of the New VIX Funds, and the Trust, on its own behalf and on behalf of each New VIX Fund, and BBH&Co. have entered into a Custodian Agreement in connection therewith. Pursuant to the terms of the Custodian Agreement, BBH&Co. will be responsible for the holding and safekeeping of assets delivered to it by the New VIX Funds, and performing various administrative duties in accordance with instructions delivered to BBH&Co. by the New VIX Funds. The Custodian's fees are paid on behalf of the New VIX Funds by the Sponsor.

The Distributor

SEI Investments Distribution Co. ("SEI") will serve as Distributor of the Shares and will assist the Sponsor and the Administrator with certain functions and duties relating to distribution and marketing, including taking creation and redemption orders, consulting with the marketing staff of the Sponsor and its affiliates with respect to compliance with the requirements of FINRA and/or the NFA in connection with marketing efforts, and reviewing and filing of marketing materials with FINRA and/or the NFA. SEI will retain all marketing materials separately for each New VIX Fund, at c/o SEI, One Freedom Valley Drive, Oaks, PA 19456. The Sponsor, on behalf of each New VIX Fund, will enter into a Distribution Services Agreement with SEI.

Routine Operational, Administrative and Other Ordinary Expenses

The Sponsor will pay all of the routine operational, administrative and other ordinary expenses of each New VIX Fund generally, as determined by the Sponsor including, but not limited to, fees and expenses of the Administrator, Custodian, Distributor, Transfer Agent, license, accounting and auditing fees and expenses, tax preparation expenses, non extraordinary legal fees, usual SEC registration fees, FINRA filing fees, non extraordinary individual K-1 preparation and mailing fees, and report preparation and mailing expenses.

Non-Recurring Fees and Expenses

Each New VIX Fund will pay all non-recurring and unusual fees and expenses, if any, as determined by the Sponsor. Non-recurring fees and expenses are fees and expenses such as legal claims and liabilities, litigation costs or indemnification or other material expenses which are not currently anticipated obligations of the New VIX Funds. Such fees and expenses are those that are non-recurring, unexpected or unusual in nature.

Offering Costs	0 Months Ended
Apr. 05, 2011
Proshares Ultra DJ-UBS Natural Gas [Member]
Offering Costs

NOTE 4 – OFFERING COSTS

Offering costs on the New Geared Funds will be amortized over a twelve month period on a straight-line basis. The Sponsor will not collect any fee in the first year of operation of each New Natural Gas Fund in an amount equal to the offering fees. The Sponsor will reimburse each New Natural Gas Fund to the extent that its offering costs exceed 0.95% of its average daily NAV for the first year of operations. At April 5, 2011, payable for offering costs are reflected in the Statement of Financial Condition for each New Natural Gas Fund.

Proshares Ultra Short DJ-UBS Natural Gas [Member]
Offering Costs

NOTE 4 – OFFERING COSTS

Offering costs on the New Geared Funds will be amortized over a twelve month period on a straight-line basis. The Sponsor will not collect any fee in the first year of operation of each New Natural Gas Fund in an amount equal to the offering fees. The Sponsor will reimburse each New Natural Gas Fund to the extent that its offering costs exceed 0.95% of its average daily NAV for the first year of operations. At April 5, 2011, payable for offering costs are reflected in the Statement of Financial Condition for each New Natural Gas Fund.

Proshares Ultra VIX Short-Term Futures ETF [Member]
Offering Costs

NOTE 4 – OFFERING COSTS

Offering costs on the New VIX Funds will be amortized over a twelve month period on a straight-line basis. The Sponsor will not collect any fee in the first year of operation of each New VIX Fund in an amount equal to the offering fees. The Sponsor will reimburse each New VIX Fund to the extent that its offering costs exceed 0.95% of its average daily NAV for the first year of operations. At April 5, 2011, payable for offering costs are reflected in the Statement of Financial Condition for each New VIX Fund.

Proshares Short VIX Short-Term Futures ETF [Member]
Offering Costs

NOTE 4 – OFFERING COSTS

Offering costs on the New VIX Funds will be amortized over a twelve month period on a straight-line basis. The Sponsor will not collect any fee in the first year of operation of each New VIX Fund in an amount equal to the offering fees. The Sponsor will reimburse each New VIX Fund to the extent that its offering costs exceed 0.95% of its average daily NAV for the first year of operations. At April 5, 2011, payable for offering costs are reflected in the Statement of Financial Condition for each New VIX Fund.

Creation And Redemption Of Creation Units	0 Months Ended
Apr. 05, 2011
Proshares Ultra DJ-UBS Natural Gas [Member]
Creation And Redemption Of Creation Units

NOTE 5 – CREATION AND REDEMPTION OF CREATION UNITS

Each New Natural Gas Fund will issue and redeem Shares from time to time, but only in one or more Creation Units. A Creation Unit is a block of 50,000 Shares of a New Natural Gas Fund. Creation Units may be created or redeemed only by Authorized Participants. Authorized Participants may sell the Shares included in the Creation Units they purchase from the New Natural Gas Funds to other investors in the secondary market.

Except when aggregated in Creation Units, the Shares are not redeemable securities. Retail investors, therefore, generally will not be able to purchase or redeem Shares directly from or with a New Natural Gas Fund. Rather, most retail investors will purchase or sell Shares in the secondary market with the assistance of a broker.

Authorized Participants are required to pay a variable transaction fee of up to 0.10% of the value of the Creation Unit that is purchased or redeemed unless the transaction fee is waived or otherwise adjusted by the Sponsor.

Proshares Ultra Short DJ-UBS Natural Gas [Member]
Creation And Redemption Of Creation Units	NOTE 5 – CREATION AND REDEMPTION OF CREATION UNITS

Each New Natural Gas Fund will issue and redeem Shares from time to time, but only in one or more Creation Units. A Creation Unit is a block of 50,000 Shares of a New Natural Gas Fund. Creation Units may be created or redeemed only by Authorized Participants. Authorized Participants may sell the Shares included in the Creation Units they purchase from the New Natural Gas Funds to other investors in the secondary market.

Except when aggregated in Creation Units, the Shares are not redeemable securities. Retail investors, therefore, generally will not be able to purchase or redeem Shares directly from or with a New Natural Gas Fund. Rather, most retail investors will purchase or sell Shares in the secondary market with the assistance of a broker.

Authorized Participants are required to pay a variable transaction fee of up to 0.10% of the value of the Creation Unit that is purchased or redeemed unless the transaction fee is waived or otherwise adjusted by the Sponsor.

Proshares Ultra VIX Short-Term Futures ETF [Member]
Creation And Redemption Of Creation Units

NOTE 5 – CREATION AND REDEMPTION OF CREATION UNITS

Each New VIX Fund will issue and redeem Shares from time to time, but only in one or more Creation Units. A Creation Unit is a block of 50,000 Shares of a New VIX Fund. Creation Units may be created or redeemed only by Authorized Participants. Authorized Participants may sell the Shares included in the Creation Units they purchase from the New VIX Funds to other investors in the secondary market.

Except when aggregated in Creation Units, the Shares are not redeemable securities. Retail investors, therefore, generally will not be able to purchase or redeem Shares directly from or with a New VIX Fund. Rather, most retail investors will purchase or sell Shares in the secondary market with the assistance of a broker.

Proshares Short VIX Short-Term Futures ETF [Member]
Creation And Redemption Of Creation Units

NOTE 5 – CREATION AND REDEMPTION OF CREATION UNITS

Each New VIX Fund will issue and redeem Shares from time to time, but only in one or more Creation Units. A Creation Unit is a block of 50,000 Shares of a New VIX Fund. Creation Units may be created or redeemed only by Authorized Participants. Authorized Participants may sell the Shares included in the Creation Units they purchase from the New VIX Funds to other investors in the secondary market.

Except when aggregated in Creation Units, the Shares are not redeemable securities. Retail investors, therefore, generally will not be able to purchase or redeem Shares directly from or with a New VIX Fund. Rather, most retail investors will purchase or sell Shares in the secondary market with the assistance of a broker.

Subsequent Events	0 Months Ended
Apr. 05, 2011
Proshares Ultra DJ-UBS Natural Gas [Member]
Subsequent Events

NOTE 6 – SUBSEQUENT EVENTS

Management has evaluated the possibility of subsequent events existing in the New Natural Gas Funds' financial statements through the date the financial statements were issued. Management has determined that there are no material events that would require disclosure in its New Natural Gas Funds' financial statements through this date.

Proshares Ultra Short DJ-UBS Natural Gas [Member]
Subsequent Events

NOTE 6 – SUBSEQUENT EVENTS

Management has evaluated the possibility of subsequent events existing in the New Natural Gas Funds' financial statements through the date the financial statements were issued. Management has determined that there are no material events that would require disclosure in its New Natural Gas Funds' financial statements through this date.